                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
                    (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2006

Total Return for the 6 Months Ended June 30, 2006

Class A	Class B	Class C	Class D	Lehman Brothers U.S. Government Index[1]	Lipper General U.S. Government Funds Index[2]
–0.98%	–0.85%	–1.09%	–0.75%	–0.89%	–0.99%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Market Conditions

The first six months of 2006 provided few surprises in the bond market. As was widely expected, the Federal Open Market Committee (the ‘‘Fed’’) continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June. In the Fed’s view, the U.S. economy remains on solid footing, and core inflation is still relatively low, though most measures of core inflation are either at or above the high end of the range viewed as acceptable by the Fed.

Also as expected, longtime Fed Chairman Alan Greenspan retired in January after a term of more than 18 years. Ben S. Bernanke replaced Greenspan as Chairman, and in his first Congressional testimony in the role acknowledged some risks to the Fed’s relatively contained inflation forecast, as well as the potential for upward pressure on inflation in the event of continued high energy prices and other building inflationary pressures.

Comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Yield spreads (a measure of market risk) of agency debentures and mortgages remained tight relative to Treasuries. Early in the period, lower-coupon mortgages outperformed higher-coupon mortgages. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed, making the higher yield offered by these issues more attractive. This trend reversed course in the second half of the period, as higher coupon, longer dated mortgage-backed issues outperformed their lower-coupon counterparts.

Performance Analysis

Morgan Stanley U.S. Government Securities Trust Class A and C Shares underperformed the Lehman Brothers U.S. Government Index, while Class B and D shares outperformed the Lehman benchmark for the six months ended June 30, 2006, assuming no deduction of applicable sales charge. Class B and D shares outperformed the Lipper General U.S. Government Funds Index for the period, while Class C underperformed the Lipper Index and Class A was roughly in line with the Lipper Index, assuming no deduction of applicable sales charges.

During the period, we kept the Fund’s overall duration* well below that of the Lehman benchmark. This posture was beneficial as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve.

Our focus on higher-coupon mortgage backed securities with slow prepayments boosted the Fund’s yield, and benefited performance. Gains from these securities were offset, however, by a large underweight in lower- and current-coupon issues, which detracted from the Fund’s relative performance.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in U.S. Government securities. In making investment decisions, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PORTFOLIO COMPOSITION
U.S. Government Obligations	44.2%
Short-Term Investments	21.6
Mortgage-Backed Securities	17.8
U.S. Government Agencies	9.9
Collateralized Mortgage Obligations	5.4
Foreign Government Obligation	1.1

* Does not include open long futures contracts with an underlying face amount of $300,946,421 with unrealized depreciation of $1,238,574 and open short futures contracts with an underlying face amount of $675,735,491 with unrealized appreciation of $2,185,523.

Data as of June 30, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Householding Notice

To reduce printing and mailing costs, the Trust attempts to eliminate duplicate mailings to the same address. The Trust delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/29/84)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	(0.56)%	[3]	(0.32)%	[3]	(1.01)%	[3]	(0.30)%	[3]
	(4.78)	[4]	(5.09)	[4]	(1.97)	[4]	—
5 Years	4.27	[3]	4.26	[3]	3.72	[3]	4.52	[3]
	3.36	[4]	3.92	[4]	3.72	[4]	—
10 Years	—		5.43	[3]	—		—
	—		5.43	[4]	—		—
Since Inception	5.11	[3]	6.91	[3]	4.65	[3]	5.35	[3]
	4.60	[4]	6.91	[4]	4.65	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 – 06/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/06	06/30/06	01/01/06 – 06/30/06
Class A
Actual (–0.98% return)	$1,000.00	$990.20	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46
Class B
Actual (–0.85% return)	$1,000.00	$991.50	$3.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26
Class C
Actual (–1.09% return)	$1,000.00	$989.10	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95
Class D
Actual (–0.75% return)	$1,000.00	$992.50	$3.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.21

*	Expenses are equal to the Fund's annualized expense ratios of 0.89%, 0.64%, 1.39% and 0.64% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Because Class B shares incurred lower expenses under the Rule 12b-1 Plan of Distribution than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the Rule 12b-1 Plan of Distribution are higher than those payable by Class A shares.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and adminstrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Obligations (45.7%)
	U.S. Treasury Bonds (20.9%)
$19,500	08/15/29	6.125%	$21,687,666
99,000	08/15/27	6.375	112,403,709
153,000	02/15/27	6.625	178,197,264
84,000	02/15/25	7.625	106,706,292
65,725	08/15/20	8.75	88,040,741
4,750	02/15/15	11.25	6,747,598
			513,783,270
	U.S. Treasury Notes (24.8%)
300,000	11/15/06	3.50	298,183,800
277,210	02/15/13	3.875	258,130,190
55,000	05/15/14	4.75	53,670,155
			609,984,145
	Total U.S. Government Obligations (Cost $1,155,032,627)		1,123,767,415
	Mortgage-Backed Securities (18.4%)
	Government National Mortgage Assoc. I (15.2%)
4,511	08/20/34	5.25	4,492,653
1,699	08/20/34	5.50	1,704,690
27,378	02/15/28 – 09/20/34	6.00	27,195,406
91,900	*	6.50	93,048,750
33,562	03/15/14 – 07/15/31	6.50	34,097,346
82,656	04/15/17 – 03/15/27	7.00	85,303,010
65,669	02/15/07 – 08/15/34	7.50	68,657,859
9,125	10/15/16 – 09/15/31	8.00	9,670,556
16,393	05/15/16 – 11/15/24	8.50	17,608,676
12,472	10/15/08 – 08/15/21	9.00	13,384,478
7,690	10/15/09 – 12/15/20	9.50	8,369,716
10,166	11/15/09 – 11/15/20	10.00	11,123,496
48	06/15/10 – 06/15/15	12.50	53,057
			374,709,693
	Government National Mortgage Assoc. II (1.8%)
38,609	11/20/33 – 04/20/36	4.00	37,584,112
652	06/20/32	4.375	644,488
321	04/20/36	4.50	317,890
239	02/20/32	5.00	238,203

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$2,760	01/20/24 – 02/20/24	6.50%		$2,790,549
2,181	03/20/26 – 07/20/29	7.00		2,235,844
				43,811,086
	Government National Mortgage Assoc. GPM I (1.4%)
35,319	05/20/34	3.75		34,321,933
518	09/15/13 – 07/15/15	12.25		564,574
				34,886,507
	Total Mortgage-Backed Securities (Cost $447,378,778)			453,407,286
	U.S. Government Agencies (10.2%)
	Housing Urban Development Ser 99-A (1.4%)
18,800	08/01/10	6.06		18,892,759
15,290	08/01/11	6.16		15,393,957
				34,286,716
	Resolution Funding Corp. Zero Coupon Strips (8.8%)
74,000	10/15/08	0.00		65,864,144
138,134	01/15/12	0.00		104,641,616
61,607	04/15/12	0.00		46,030,286
				216,536,046
	Total U.S. Government Agencies (Cost $251,636,518)			250,822,762
	Foreign Government Obligation (1.1%)
29,130	Egypt Government 09/15/15 (Cost $28,581,657)	4.45		27,013,618
	Collateralized Mortgage Obligations (5.6%)
	Government National Mortgage Assoc.
49,993	2003-100 AB 02/20/26	5.00		49,660,274
3,457	2003-10 MX (PAC) 06/20/28	5.00		3,441,835
1,926	1999-44 FP (PAC) 06/16/27	5.608	‡	1,931,211
50,407	2006-24 PA (PAC) 10/20/35	5.50		49,888,774
7,650	2005-37 (IO) 11/16/32	5.50		1,169,723
5,689	2002-55 PD (PAC) 09/20/31	6.00		5,705,573
24,430	2002-23 PE (PAC) 04/16/32	6.50		24,843,273
	Total Collateralized Mortgage Obligations (Cost $138,018,184)			136,640,663

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	Short-Term Investments (a) (22.3%)
	Federal Home Loan Banks (5.6%)
$18,600	07/05/06	4.98%	$18,589,708
75,000	07/05/06	4.984	74,958,466
22,000	07/05/06	5.02	21,987,729
22,900	07/12/06	5.07	22,864,524
			138,400,427
	Federal Home Loan Mortgage Assoc. (3.1%)
36,300	07/05/06	4.985	36,279,894
40,000	07/11/06	5.15	39,942,778
			76,222,672
	Federal National Mortgage Assoc. (4.0%)
100,000	07/24/06	4.92	99,685,667
	U.S. Treasury Bills (9.6%)
8,450	07/13/06†	4.26	8,438,001
55,000	07/13/06	4.36	54,920,067
101,175	07/06/06	4.521	101,111,470
9,100	07/06/06	4.57	9,094,224
61,725	07/27/06	4.63	61,518,598
			235,082,360
	Total Short-Term Investments (Cost $549,391,126)		549,391,126
	Total Investments (Cost $2,570,038,890) (b) (c)	103.3%	2,541,042,870
	Liabilities in Excess of Other Assets	(3.3)	(81,157,544)
	Net Assets	100.0%	$2,459,885,326

GPM	Graduated Payment Mortgage.
IO	Interest-Only security.
PAC	Planned Amortization Class.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
†	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $569,400.
‡	Floating rate security, rate shown is the rate in effect at June 30, 2006.
(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $1,073,148,931 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,650,311 and the aggregate gross unrealized depreciation is $63,646,331, resulting in net unrealized depreciation of $28,996,020.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

Futures Contracts Open at June 30, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
2,870	Long	U.S. Treasury Notes 10 Year September 2006	$ 300,946,421	$(1,238,574)
690	Short	U.S. Treasury Bonds 20 Year September 2006	(73,592,813)	135,251
1,501	Short	U.S. Treasury Notes 5 Year September 2006	(155,212,781)	620,497
2,204	Short	U.S. Treasury Notes 2 Year September 2006	(446,929,897)	1,429,775
		Net Unrealized Appreciation		$946,949

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $2,570,038,890)	$2,541,042,870
Cash	23,125
Receivable for:
Interest	21,249,964
Shares of beneficial interest sold	1,062,307
Variation margin	65,210
Receivable from affiliate	386,121
Prepaid expenses and other assets	155,702
Total Assets	2,563,985,299
Liabilities:
Payable for:
Investments purchased	93,608,127
Shares of beneficial interest redeemed	7,615,454
Investment advisory fee	797,713
Distribution fee	769,161
Dividends and distributions to shareholders	599,008
Transfer agent fee	267,708
Administration fee	163,552
Accrued expenses and other payables	279,250
Total Liabilities	104,099,973
Net Assets	$2,459,885,326
Composition of Net Assets:
Paid-in-capital	$2,599,025,519
Net unrealized depreciation	(28,049,071)
Dividends in excess of net investment income	(23,969,247)
Accumulated net realized loss	(87,121,875)
Net Assets	$2,459,885,326
Class A Shares:
Net Assets	$1,588,415,159
Shares Outstanding (unlimited authorized, $.01 par value)	180,083,358
Net Asset Value Per Share	$8.82
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.21
Class B Shares:
Net Assets	$642,356,855
Shares Outstanding (unlimited authorized, $.01 par value)	72,752,417
Net Asset Value Per Share	$8.83
Class C Shares:
Net Assets	$58,520,019
Shares Outstanding (unlimited authorized, $.01 par value)	6,577,648
Net Asset Value Per Share	$8.90
Class D Shares:
Net Assets	$170,593,293
Shares Outstanding (unlimited authorized, $.01 par value)	19,328,576
Net Asset Value Per Share	$8.83

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2006 (unaudited)

Net Investment Income:
Interest Income	$61,157,805
Expenses
Investment advisory fee	5,053,607
Distribution fee (Class A shares)	2,087,609
Distribution fee (Class B shares)	10,878
Distribution fee (Class C shares)	236,718
Transfer agent fees and expenses	1,615,807
Administration fee	1,046,532
Custodian fees	270,592
Shareholder reports and notices	125,098
Registration fees	53,450
Professional fees	44,347
Trustees' fees and expenses	21,702
Other	204,846
Total Expenses	10,771,186
Less: expense offset	(6,761)
Net Expenses	10,764,425
Net Investment Income	50,393,380
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	(9,909,973)
Futures contracts	7,815,248
Net Realized Loss	(2,094,725)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(75,180,805)
Futures contracts	2,525,071
Net Depreciation	(72,655,734)
Net Loss	(74,750,459)
Net Decrease	$(24,357,079)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$50,393,380	$106,469,878
Net realized gain (loss)	(2,094,725)	19,680,693
Net change in unrealized appreciation/depreciation	(72,655,734)	(21,354,794)
Net Increase (Decrease)	(24,357,079)	104,795,777
Dividends to Shareholders from Net Investment Income:
Class A shares	(34,473,332)	(54,370,484)
Class B shares	(15,469,278)	(61,881,850)
Class C shares	(1,142,456)	(2,703,465)
Class D shares	(3,856,034)	(8,983,258)
Total Dividends	(54,941,100)	(127,939,057)
Net decrease from transactions in shares of beneficial interest	(283,897,719)	(487,081,087)
Net Decrease	(363,195,898)	(510,224,367)
Net Assets:
Beginning of period	2,823,081,224	3,333,305,591
End of Period (Including dividends in excess of net investment income of $23,969,247 and $19,421,527, respectively)	$2,459,885,326	$2,823,081,224

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2006.

At June 30, 2006, included in the Statement of Assets and Assets and Liabilities, is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $798,932 and $4,603, respectively and received $83,006 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006 were $980,272,904 and $1,084,517,340, respectively.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,711. At June 30, 2006, the Fund had an accrued pension liability of $63,589 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, the Fund may purchase and sell interest rate futures contracts (‘‘futures contracts’’).

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,232,447	$28,905,182	7,828,665	$71,535,567
Conversion from Class B	3,794,576	33,827,430	191,354,524	1,748,934,523
Reinvestment of dividends	2,407,789	21,438,031	3,798,045	34,681,980
Redeemed	(25,451,380)	(227,178,342)	(33,187,809)	(302,528,017)
Net increase (decrease) – Class A	(16,016,568)	(143,007,699)	169,793,425	1,552,624,053
CLASS B SHARES
Sold	1,483,025	13,264,262	6,910,637	63,219,869
Conversion to Class A	(3,790,324)	(33,827,430)	(190,941,694)	(1,748,934,523)
Reinvestment of dividends	1,030,053	9,184,274	3,772,007	34,450,404
Redeemed	(12,069,616)	(107,914,819)	(37,658,291)	(344,042,143)
Net decrease – Class B	(13,346,862)	(119,293,713)	(217,917,341)	(1,995,306,393)
CLASS C SHARES
Sold	390,139	3,523,442	941,457	8,680,615
Reinvestment of dividends	87,947	790,077	205,630	1,892,753
Redeemed	(1,375,605)	(12,386,276)	(2,373,022)	(21,829,432)
Net decrease – Class C	(897,519)	(8,072,757)	(1,225,935)	(11,256,064)
CLASS D SHARES
Sold	1,377,910	12,272,157	3,389,847	31,035,655
Reinvestment of dividends	324,139	2,888,533	733,130	6,694,298
Redeemed	(3,207,073)	(28,684,240)	(7,764,515)	(70,872,636)
Net decrease – Class D	(1,505,024)	(13,523,550)	(3,641,538)	(33,142,683)
Net decrease in Fund	(31,765,973)	$(283,897,719)	(52,991,389)	$(487,081,087)

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

As of December 31, 2005, the Fund had a net capital loss carryforward of $63,861,670 of which $2,711,317 will expire on December 31, 2006, $6,588,410 will expire on December 31, 2007 and $54,561,943 will expire on December 31, 2013 to offset future capital gains to the extent provided by regulations.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premiums on debt securities.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety. Additionally, the Court denied Plaintiff’s motion to supplement their complaint. This matter is now concluded.

10.   New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.09		$9.15	$9.21	$9.41	$8.99	$8.94
Income (loss) from investment operations:
Net investment income	0.16		0.31	0.24	0.26	0.43	0.51
Net realized and unrealized gain (loss)	(0.25)		0.00	0.07	(0.12)	0.45	0.07
Total income (loss) from investment operations	(0.09)		0.31	0.31	0.14	0.88	0.58
Less dividends from net investment income	(0.18)		(0.37)	(0.37)	(0.34)	(0.46)	(0.53)
Net asset value, end of period	$8.82		$9.09	$9.15	$9.21	$9.41	$8.99
Total Return†	(0.98)	% (1)	3.47%	3.41%	1.48%	10.07%	6.66%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.89	%(2)	0.87%	0.81%	0.76%	0.75%	0.73%
Net investment income	3.79	%(2)	3.37%	2.94%	2.94%	4.50%	5.65%
Supplemental Data:
Net assets, end of period, in thousands	$1,588,415		$1,781,950	$240,835	$242,335	$235,787	$122,863
Portfolio turnover rate	47	%(1)	182%	212%	153%	85%	73%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004		2003		2002		2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.10		$9.17	$9.23		$9.43		$9.00		$8.95
Income (loss) from investment operations:
Net investment income	0.17		0.32	0.25		0.26		0.40		0.48
Net realized and unrealized gain (loss)	(0.25)		(0.01)	0.07		(0.12)		0.46		0.07
Total income (loss) from investment operations	(0.08)		0.31	0.32		0.14		0.86		0.55
Less dividends from net investment income	(0.19)		(0.38)	(0.38)		(0.34)		(0.43)		(0.50)
Net asset value, end of period	$8.83		$9.10	$9.17		$9.23		$9.43		$9.00
Total Return†	(0.85)	% (1)	3.46%	3.52%		1.49%		9.91%		6.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.64	%(2)	0.72%	0.70	% (4)	0.76	% (4)	1.00	% (4)	1.07	% (4)
Net investment income	4.03	%(2)	3.52%	3.05	% (4)	2.95	% (4)	4.25	% (4)	5.30	% (4)
Supplemental Data:
Net assets, end of period, in thousands	$642,357		$783,193	$2,787,959		$3,461,241		$4,440,980		$4,025,297
Portfolio turnover rate	47	%(1)	182%	212%		153%		85%		73%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2004	0.93%	2.82%
December 31, 2003	1.32	2.38
December 31, 2002	1.29	3.96
December 31, 2001	1.29	5.08

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.17		$9.23	$9.29	$9.49	$9.07	$9.02
Income (loss) from investment operations:
Net investment income	0.14		0.27	0.20	0.21	0.38	0.46
Net realized and unrealized gain (loss)	(0.25)		0.00	0.06	(0.12)	0.45	0.07
Total income (loss) from investment operations	(0.11)		0.27	0.26	0.09	0.83	0.53
Less dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.29)	(0.41)	(0.48)
Net asset value, end of period	$8.90		$9.17	$9.23	$9.29	$9.49	$9.07
Total Return†	(1.09)	% (1)	2.87%	2.86%	0.93%	9.42%	6.03%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.39	%(2)	1.33%	1.34%	1.32%	1.29%	1.29%
Net investment income	3.29	%(2)	2.91%	2.41%	2.38%	3.96%	5.08%
Supplemental Data:
Net assets, end of period, in thousands	$58,520		$68,513	$80,342	$105,392	$129,515	$63,646
Portfolio turnover rate	47	%(1)	182%	212%	153%	85%	73%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.09		$9.16	$9.22	$9.42	$8.99	$8.95
Income (loss) from investment operations:
Net investment income	0.17		0.32	0.26	0.28	0.45	0.53
Net realized and unrealized gain (loss)	(0.24)		0.00	0.07	(0.12)	0.46	0.06
Total income (loss) from investment operations	(0.07)		0.32	0.33	0.16	0.91	0.59
Less dividends from net investment income	(0.19)		(0.39)	(0.39)	(0.36)	(0.48)	(0.55)
Net asset value, end of period	$8.83		$9.09	$9.16	$9.22	$9.42	$8.99
Total Return†	(0.75)	% (1)	3.59%	3.63%	1.67%	10.41%	6.85%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.64	%(2)	0.62%	0.59%	0.57%	0.54%	0.54%
Net investment income	4.04	%(2)	3.62%	3.16%	3.13%	4.71%	5.83%
Supplemental Data:
Net assets, end of period, in thousands	$170,593		$189,425	$224,169	$308,984	$309,109	$138,669
Portfolio turnover rate	47	%(1)	182%	212%	153%	85%	73%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors, Inc., member NASD.

© 2006 Morgan Stanley

USGSAR37965RPT RA06-00727P-Y06/06	MORGAN STANLEY FUNDS
Morgan Stanley U.S. Government Securities Trust Semiannual Report June 30, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                           /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                           /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       9